Income Taxes - Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Tax loss carry-forwards	$ 9,073,657	$ 3,661,528
Inventory provision	866,536	81,944
Allowance for doubtful accounts	1,627,257	50,503
Unrealized Profit		6,920
Impairment provision for long-term investments	1,213,410
Total deferred tax assets	12,780,860	3,800,895
Less: Valuation allowance	(8,861,392)	(2,971,506)	$ (3,039,926)	$ (1,139,566)
Net deferred tax assets	3,919,468	829,389
Deferred tax liabilities:
Recognition of intangible assets arising from asset acquisition and business combination	(5,052)	(24,684)
Net deferred tax liabilities	$ (5,052)	$ (24,684)